Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2019
Property and equipment, net
Schedule of property and equipment, net

	As of December 31,
	2018	2019
	RMB	RMB
Cost:
Buildings	4,113,753	6,689,846
Furniture, fixtures and equipment	2,709,502	3,137,031
Leasehold improvements	407,330	840,895
Motor vehicles	422,902	382,218
Software	60,858	69,898
Construction in process	3,179,701	3,712,357

Sub-total	10,894,046	14,832,245
Less: A ccumulated depreciation	(2,362,563)	(3,092,864)
Less: A ccumulated impairment	—	(482,571)

Property and equipment, net	8,531,483	11,256,810

Schedule of depreciation expenses charged into income statement

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Depreciation expenses were charged to:
Fulfillment expenses	329,945	402,942	456,678
Marketing expenses	305	380	23,179
Technology and content expenses	312,506	282,020	232,944
General and administrative expenses	78,084	84,948	117,567

Total	720,840	770,290	830,368